Derivative Instruments and Hedging Activities (Effects of Derivative Instruments on Consolidated Statements of Income) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain or (loss) reclassified from accumulated OCI into income (effective portion)	¥ (5,583)	¥ (3,112)
Foreign exchange contracts | Foreign exchange loss, net
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain or (loss) reclassified from accumulated OCI into income (effective portion)		(8)
Foreign exchange contracts | Cost of Sales
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain or (loss) reclassified from accumulated OCI into income (effective portion)	(5,583)	(3,104)
Not designated as hedging instrument
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain or (loss) recognized in income on derivative	(12,558)	(12,567)	¥ 6,012
Not designated as hedging instrument | Interest rate contracts | Financial services revenue
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain or (loss) recognized in income on derivative	(935)	(5,499)	(3,579)
Not designated as hedging instrument | Interest rate contracts | Foreign exchange loss, net
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain or (loss) recognized in income on derivative			883
Not designated as hedging instrument | Foreign exchange contracts | Financial services revenue
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain or (loss) recognized in income on derivative	(5,365)	4,166	(1,942)
Not designated as hedging instrument | Foreign exchange contracts | Foreign exchange loss, net
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain or (loss) recognized in income on derivative	12,339	(14,501)	13,375
Not designated as hedging instrument | Equity Contracts | Financial services revenue
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain or (loss) recognized in income on derivative	(18,597)	3,267	(2,725)
Fair Value Hedging
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain or (loss) recognized in income on derivative	1,936	(8,297)	(8,280)
Fair Value Hedging | Interest rate contracts | Financial services revenue
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain or (loss) recognized in income on derivative	1,967	(8,300)	(8,271)
Fair Value Hedging | Foreign exchange contracts | Foreign exchange loss, net
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain or (loss) recognized in income on derivative	(31)	3	¥ (9)
Cash Flow Hedging
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain or (loss) recognized in OCI on derivative	6,715	1,914
Cash Flow Hedging | Foreign exchange contracts
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain or (loss) recognized in OCI on derivative	¥ 6,715	¥ 1,914